Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Segmented Information [Abstract]
Disclosure of operating segments

Year ended December 31, 2022
	Öksüt(1)	Mount Milligan	Molybdenum	Total Segments	Corporate and other	Total
Revenue	$101,593	$472,472	$276,129	$850,194	$—	$850,194
Cost of sales
Production costs	21,142	268,956	284,524	574,622	—	574,622
Depreciation, depletion and amortization	12,576	79,242	5,235	97,053	—	97,053
Earnings (loss) from mine operations	$67,875	$124,274	$(13,630)	$178,519	$—	$178,519
Exploration and evaluation costs	3,860	12,176	—	16,036	50,480	66,516
Corporate administration	—	—	—	—	47,247	47,247
Care and maintenance	—	—	18,377	18,377	14,629	33,006
Impairment loss	—	—	—	—	145,903	145,903
Reclamation recovery	—	—	(94,021)	(94,021)	—	(94,021)
Other operating expenses	2,723	12,031	1,907	16,661	—	16,661
Earnings (loss) from operations	$61,292	$100,067	$60,107	$221,466		$(36,793)
Other non-operating income					(1,883)	(1,883)
Finance costs					9,523	9,523
Loss before income tax						$(44,433)
Income tax expense					32,776	32,776
Net loss						$(77,209)
Additions to property, plant and equipment(2)	$14,191	$49,246	$1,757	$65,194	$209,913	$275,107
(1)Lower sales from the suspension of gold room operations at the ADR plant in early March 2022 due to detected mercury issue.
(2)Corporate and other includes the property, plant and equipment related to the acquisition of Goldfield Project (note 5).

Year ended December 31, 2021
	Öksüt	Mount Milligan	Molybdenum	Total Segments	Corporate and other	Total
Revenue	$199,440	$505,936	$194,765	$900,141	$—	$900,141
Cost of sales
Production costs	51,137	256,810	179,729	487,676	—	487,676
Depreciation, depletion and amortization	30,235	83,910	6,360	120,505	—	120,505
Earnings from mine operations	$118,068	$165,216	$8,676	$291,960	$—	$291,960
Exploration and evaluation costs	1,486	5,590	—	7,076	19,006	26,082
Corporate administration	—	—	—	—	27,134	27,134
Care and maintenance	—	—	14,592	14,592	14,131	28,723
Impairment reversal	—	(160,000)	—	(160,000)	—	(160,000)
Reclamation recovery	—	135	23,212	23,347	—	23,347
Other operating expenses	195	10,316	2,248	12,759	—	12,759
Earnings (loss) from operations	$116,387	$309,175	$(31,376)	$394,186		$333,915
Gain on sale of Greenstone Property					(97,274)	(97,274)
Other non-operating expenses					23,493	23,493
Finance costs					4,762	4,762
Earnings before income tax						$402,934
Income tax expense					(44,015)	(44,015)
Net earnings from continuing operations						446,949
Net loss from discontinued operations						(828,717)
Net loss						$(381,768)
Additions to property, plant and equipment(1)	$24,898	$83,704	$2,506	$111,108	$7,828	$118,936
(1)Excludes additions to property, plant and equipment related to discontinued operations of $95.7 million.

Disclosure of geographical areas
The following table details the Company’s revenue by geographic area(1) and information about the Company’s non-current assets by location of the assets.

	Revenue		Non-current assets
	Year ended December 31,		As at December 31,
	2022	2021	2022	2021
Türkiye	$101,593	$199,440	$171,195	$200,048
United States	276,130	194,765	276,105	71,634
Canada	472,471	505,936	889,696	1,125,604
Other	—	—	8,253	8,189
Total	$850,194	$900,141	$1,345,249	$1,405,475
(1)Presented based on the location from which the product originated.